Summary of significant accounting policies - Consolidated Statements of Operations and Comprehensive Income (Loss) VIE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Variable Interest Entity [Line Items]
Revenues from continuing operations	$ 39,289,951	$ 28,363,963	$ 28,643,293
Cost of revenues from continuing operations	(34,180,670)	(23,712,541)	(23,564,091)
Gross profit from continuing operations	5,109,281	4,651,422	5,079,202
Operating expenses	(2,256,405)	(2,384,339)	(2,058,855)
Income (loss) from operations	2,852,876	2,267,083	3,020,347
Other expenses	(419,515)	(1,173,028)	(3,208,813)
Income (loss) before income taxes	2,433,361	1,094,055	(188,466)
Provision for income taxes	(25,571)	(16,753)	(29,813)
Net income (loss) from continuing operations	2,407,790	1,077,302	(218,279)
Other [Member]
Variable Interest Entity [Line Items]
Revenues from continuing operations	33,068,045	23,805,109	22,458,833
Cost of revenues from continuing operations	(28,847,801)	(19,899,410)	(18,608,671)
Gross profit from continuing operations	4,220,244	3,905,699	3,850,162
Operating expenses	588,892	(921,258)	(162,510)
Income (loss) from operations	4,809,136	2,984,441	3,687,652
Other expenses	(391,819)	86,810	(6,348)
Income (loss) before income taxes	4,417,317	3,071,251	3,681,304
Provision for income taxes	(8,085)	(10,948)	(29,427)
Net income (loss) from continuing operations	4,409,232	3,060,303	3,651,877
Variable Interest Entity and Subsidiaries [Member]
Variable Interest Entity [Line Items]
Revenues from continuing operations	5,459,135	4,558,854	6,184,460
Cost of revenues from continuing operations	(4,589,936)	(3,813,131)	(4,955,420)
Gross profit from continuing operations	869,199	745,723	1,229,040
Operating expenses	(804,851)	(853,607)	(1,243,022)
Income (loss) from operations	64,348	(107,884)	(13,982)
Other expenses	(2,033)	327	(265)
Income (loss) before income taxes	62,315	(107,557)	(14,247)
Provision for income taxes	(17,486)	(5,805)	(386)
Net income (loss) from continuing operations	44,829	(113,362)	(14,633)
Nongyuan Network
Variable Interest Entity [Line Items]
Revenues from continuing operations	762,771
Cost of revenues from continuing operations	(742,933)
Gross profit from continuing operations	19,838
Operating expenses	(8,940)	(6,956)	(33,998)
Income (loss) from operations	10,898	(6,956)	(33,998)
Other expenses	(19,990)	(30,215)	(27)
Income (loss) before income taxes	(9,092)	(37,171)	(34,025)
Net income (loss) from continuing operations	(9,092)	(37,171)	(34,025)
FAMI
Variable Interest Entity [Line Items]
Operating expenses	(2,031,506)	(602,518)	(619,325)
Income (loss) from operations	(2,031,506)	(602,518)	(619,325)
Other expenses	(5,673)	(1,229,950)	(3,202,173)
Income (loss) before income taxes	(2,037,179)	(1,832,468)	(3,821,498)
Net income (loss) from continuing operations	$ (2,037,179)	$ (1,832,468)	$ (3,821,498)